PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Summary of property and equipment, net

	September 30,	December 31,
	2021	2020
	(unaudited)
Website	$107,926	$105,376
Computer equipment and purchased software	84,589	84,589
Equipment	35,449	35,449
Furniture and fixtures	87,184	87,184
Leasehold improvements	24,935	24,935
Total property and equipment	340,083	337,533
Accumulated depreciation	(295,334)	(261,944)
Total property and equipment, net	$44,749	$75,589

	2020	2019
Website	$105,376	$105,376
Computer equipment and purchased software	84,589	84,481
Equipment	35,449	35,134
Furniture and fixtures	87,184	87,184
Leasehold improvements	24,935	24,935
Total property and equipment	337,533	337,110
Accumulated depreciation	(261,944)	(217,189)
Total property and equipment, net	$75,589	$119,921